Share Capital and Capital Surplus and Others - Details of Shares Outstanding (Detail) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of number of shares outstanding [abstract]
Issued shares	218,833,144	218,833,144
Treasury shares	6,133,414	801,091	1,250,992
Outstanding shares	212,699,730	218,032,053	217,582,152	356,635,765